Reporting Entity and Group Information	12 Months Ended
Dec. 31, 2023
Reporting Entity and Group Information [Abstract]
Reporting entity and group information
1.	Reporting entity and group information

1.1	Reporting entity

ADS-TEC Energy PLC and its subsidiaries (“ADSE”) provide intelligent and decentralized energy storage systems to municipalities, automotive OEMs, charging operators, dealerships, fleets, residential areas, offices, and industrial sites in North America and Europe. Its scalable systems are designed for use in private homes, public buildings, commercial enterprises, industrial and infrastructure solutions, and self-sufficient energy supply systems, with capacities up to the multi-megawatt range.

ADS-TEC Energy PLC (“ADSE Holdco” or “the Company”) is domiciled in 10 Earlsfort Terrace, Dublin 2 D02 T380, Ireland. The Company is a public limited company incorporated in Ireland. Prior to December 22, 2021, ADSE Holdco was a shell company with no active business or subsidiaries. As part of the SPAC merger and the business combination ads-tec Energy GmbH (ADSE GM) became part of ADSE (see note 1.3).

The board of directors of ADSE Holdco authorized the consolidated financial statements on April 30, 2024.

1.2	Group information

The consolidated financial statements of ADSE include:

Dec. 31, 2023 Group companies	City	Country	Shareholding Direct or indirect
ADS-TEC Energy PLC	Dublin	Ireland	Parent company
ads-tec Energy GmbH	Nürtingen	Germany	100%
ads-tec Energy, Inc.	Sarasota	USA	100%
ads-tec Energy Service GmbH	Nürtingen	Germany	100%
ads-tec Energy Schweiz GmbH	Zurich	Switzerland	100%

ads-tec Energy, Inc. (ADSE US) was founded on October 01, 2021, and is a wholly owned subsidiary of ADSE GM. ADSE US focuses on the sale and distribution of products in North America.

ads-tec Energy Service GmbH (ADSE Service) was founded on January 19, 2023, and is a wholly owned subsidiary of ADSE GM. ADSE Service is focused on providing global service in connection with products and services in the fields of energy management, energy storage, e-mobility, and renewable energies.

ADS-TEC Energy Schweiz GmbH (ADSE CH) was founded on April 25, 2023, and is a wholly owned subsidiary of ADSE GM. The purpose of ADSE CH is to provide consulting and other services to ADSE group entities.

As of the reporting date shareholders of ADSE Holdco are as follows:

Shareholders	Ordinary shares	Percentage
Treasury shares	57,734	0.11%
ads-tec Holding GmbH	17,620,882	34.79%
Bosch Thermotechnik GmbH	8,062,451	15.92%
Robert Bosch GmbH	2,400,000	4.74%
Svelland Global Trading Master Fund	1,666,667	3.29%
Others	20,834,758	41.14%
Total	50,642,492	100%

Entities with significant influence over ADSE

As of December 31, 2023, ads-tec Holding GmbH (ADSH) owns 34.83% (December 31, 2022: 36.03%) of the ordinary shares in ADSE Holdco and thus has significant influence over ADSE.

1.3	The business combination

ADSE was formed on December 22, 2021, by closing the business combination agreement dated August 10, 2021, between ads-tec Energy PLC (ADSE Holdco or Company), European Sustainable Growth Acquisition Corp (EUSG), EUSG II Corporation (EUSG II) and ads-tec Energy GmbH (ADSE GM).

The involved parties and the transactions are summarized below:

●	ADS-TEC Energy PLC is an Irish public limited company wholly owned by EUSG which was incorporated on July 26, 2021. The Company owns no material assets and does not operate any business. The Company was incorporated solely for the purpose of effectuating the business combination and is the new listing company on the consummation of the business combination.

●	European Sustainable Growth Acquisition Corp (EUSG) is a blank check company incorporated as a Cayman Islands exempted company on November 10, 2020. On January 26, 2021, EUSG consummated its initial public offering (the “IPO”) of 12,500,000 units (the “units”) within the NASDAQ. On January 27, 2021, EUSG issued an additional 1,875,000 Units pursuant to the exercise of the underwriters’ over-allotment option in full. Each unit consists of one class A ordinary share of EUSG, par value $0.0001 per share (“class A ordinary shares”), and one-half of one redeemable warrant of EUSG (“public warrant”), with each whole warrant entitling the holder thereof to purchase one Class A ordinary share for USD 11.50 per share. The units were sold at a price of USD 10.00 per unit, generating gross proceeds to EUSG of USD 143,750,000. Simultaneously with the consummation of the IPO, EUSG completed the private sale (“private placement”) of an aggregate of 4,375,000 warrants (“private placement warrants”) to LRT Capital LLC (the “sponsor”) and the underwriters at a purchase price of $1.00 per private placement warrant, generating gross proceeds to EUSG of kUSD 4,375. EUSG has not conducted any other business combination except the business combination with ADSE GM.

●	EUSG II Corporation (“EUSG II”) is a Cayman Islands exempted company wholly owned by ADSE Holdco and was incorporated solely for the purpose of effectuating the business combination. EUSG II was incorporated under the laws of the Cayman Islands on July 30, 2021. EUSG II owns no material assets and does not operate any business.

●	ads-tec Energy GmbH (ADSE GM) is a German limited liability company active in development, production, and distribution of products and services in the fields of energy management, e-mobility, and renewable energies. Prior to the merger, the equity holders of ADSE GM were ads-tec Holding GmbH (ADSH) and Bosch Thermotechnik GmbH (Bosch).

●	Following the merger, ADSE Holdco became the parent and ADSE GM became its direct subsidiary. Other aforementioned entities were merged with ADSE Holdco.

The merger was effectuated as follows:

●	Step 1: On July 26, 2021, EUSG (blank check company) formed ADSE Holdco, an Irish public limited company, which on July 30, 2021, formed the EUSG II, a Cayman Islands exempted company.

●	Step 2: On December 21, 2021, private investors - including affiliates of EUSG sponsor, ADSH, Bosch, EarlyBirdCapital, Inc. and certain officers and directors of EUSG (“PIPE investors”) contributed USD 152 million cash (EUR 134.5 million) to EUSG for 15.2 million shares of EUSG. Furthermore, an additional investor subscribed for additional 400,000 shares of EUSG for an amount of USD 4 million (EUR 3,5 million) which were paid in after the completion of the business combination.

●	Step 3: On December 22, 2021, EUSG merged with EUSG II, with the EUSG II being the surviving entity. Pursuant to the EUSG’s charter, EUSG’s public shareholders, holding 14,435,000 EUSG class A ordinary shares, were offered the opportunity to redeem, upon the consummation of the business combination, EUSG class A ordinary shares held by them for cash equal to their pro rata share of the aggregate amount on deposit in the trust account. In total 9,504,185 EUSG class A ordinary shares were redeemed for USD 95.1 million (EUR 84.1 million). Subsequently each remaining outstanding ordinary share of EUSG, in total 4,870,815 class A ordinary shares contributing a total of USD 48.7 million (EUR 43.1 million) to EUSG equity, was automatically canceled in exchange for an ordinary share of ADSE Holdco (the parent of EUSG II). Correspondingly, each EUSG public and private placement warrant was converted into one ADSE Holdco public and private placement warrant respectively. EUSG II was merged into ADSE Holdco with the ADSE Holdco remaining as the surviving entity.

●	Step 4: Immediately following the EUSG merger, on December 22, 2021, the equity holders of ADSE GM - ADSH and Bosch, exchanged their equity interest in ADSE GM for an aggregate cash consideration of EUR 20.0 million to Bosch and 24,683,333 ADSE Holdco ordinary shares to ADSH and Bosch with their respective portions (share for share exchange).

Accounting implications

●	The contribution of the PIPE investors, described in step 2 above, resulted in the issuance of the Company’s ordinary shares, leading to increases in subscribed capital and capital reserves.

●	The merger of the Company and ADSE GM is not within the scope of IFRS 3 - Business combinations since the Company does not meet the definition of a business in accordance with IFRS 3. Instead, the transaction is accounted for within the scope of IFRS 2 - Share-based payments. Any excess of the fair value of the Company’s ordinary shares issued to EUSG shareholders over the fair value of EUSG identifiable net assets acquired represents compensation for services (share listing expense) and is expensed as incurred. Refer to note 4.1.6 for the calculation of the share listing expense.

●	The Bosch and ADSH equity share exchange in ADSE GM to the Company’s ordinary shares is a capital reorganization under IFRS. This capital reorganization is accounted for as a recapitalization, with ADSE GM being the accounting predecessor.

1.4	Material uncertainty regarding the ability to continue as a going concern

Management assessed the Company's ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements. Historically, the Company has funded its operations primarily through capital raises and with loans from shareholders. Since the inception the Company has incurred recurring losses and negative cash flows from operations including net losses of kEUR 55,081 for the financial year 2023, kEUR 18,906 for the financial year 2022 and kEUR 87,640 for the financial year 2021. The company has increased its inventory stock from kEUR 13,063 as of December 31, 2021, to kEUR 53,137 as of December 31, 2022. In 2023 the company decreased its inventory stock to kEUR 39,119, as of December 31, 2023. As of December 31, 2023, the company has further purchase obligations of EUR 85,094 million for the financial year 2024, that decreased compared to 2022.

The Company has improved the cash flow from operating activities from kEUR –57,805 for the financial year 2022 to kEUR –20,659 for the financial year 2023. The company expects to further improve its cash flow generation and operating results significantly in the financial year 2024. To support this positive development the company plans to continue to invest in the development, redesign and cost optimization programs of current and new products as well as further productivity increases in operations.

The Company’s revenues reached kEUR 107,384 in the financial year 2023 from kEUR 26,430 in the financial year 2022. For the financial year 2024, the company expects further significant growth as the market for electro mobility is evolving further. This expectation is supported by an order backlog of EUR 80 million as of December 31, 2023, and a sales pipeline (expected order intake in the EU) of EUR 100 million. As the charging demand for electric vehicles will be met through investment in High Power Charging (HPC) infrastructure, the expected compound annual growth rate for the European and US HPC rollouts will be in the range of 20 to 30% per annum as estimated by an independent advisory firm. This underpins the growth trajectory of the company in the next 5 to 10 years.

Last year, the Company entered into shareholder bridge loans of kUSD 12,875 on May 05, 2023, and kUSD 15,000 on August 18, 2023 (see note 4). The shareholder loans have been partially repaid as of December 22, 2023 (kUSD 775), January 31, 2024 (kUSD 1,000), and February 29, 2024 (kUSD 4,000). The remainder of the drawn shareholder loan is due to be paid on June 30, 2024 (kUSD 7,100), and July 31, 2024 (kUSD 7,500).

On December 22, 2023, the Company entered into a Subscription Agreement with Svelland Global Master Fund for a private placement of 1,667,667 shares and 1,339,285 warrants. The Company received USD 10 million in gross proceeds and will receive up to additional USD 10 million if the Warrants are fully exercised. This underlines the Company’s ability to raise equity in a timely and efficient manner.

The Company’s funding will be based on positive operating cash flow and the ability to raise equity and debt if required for future growth and expansion in other geographical areas such as the U.S. The Management and its advisers are constantly monitoring the relevant equity and debt capital markets which are important to the company.

There can be no assurance that the Company will be successful in achieving its strategic plans, that any additional financing will be available in a timely manner or on acceptable terms.

Even though the company´s management deems a successful business development and an improvement of cash flow generation and operating result in 2024 to be very likely, based on its recurring losses from operations since inception, the Company has concluded that there is still substantial doubt about its ability to continue as a going concern as cash flows generated by its operating activities may deviate significantly from the company’s forecast and securing additional financing is uncertain. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.